UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------

Check here if Amendment [    ]; Amendment Number:
                                                  ------------
     This Amendment (Check only one.):   [   ] is a restatement.
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ashmore Group plc
               -------------------------------
Address:       61 Aldwych
               -------------------------------
               London WC2B 4AE, United Kingdom
               -------------------------------

Form 13F File Number:  28-14260
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael S. Perman
               -----------------
Title:         Secretary
               -----------------
Phone:         212-661-0061
               -----------------

Signature, Place, and Date of Signing:

                                                      February 14, 2012
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Report Type (Check only one.):
[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         Form 13F File Number          Name
         28-5804                       Ashmore EMM, L.L.C.
         -------                       -------------------

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     86

Form 13F Information Table Value Total:     $ 178,940
                                            ---------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number      Name

     1        28-5804                   Ashmore EMM, L.L.C.
              --------                  -------------------------------------
     2        28-14265                  Ashmore Investments (UK) Ltd
              --------                  -------------------------------------
     3        28-14274                  Ashmore Investment Management Limited
              --------                  -------------------------------------

                                                             ASHMORE GROUP PLC
                                              FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2011
                                                                                                                 VOTING AUTHORITY
                                                                                                             -----------------------
                                                              VALUE X   SHARES/    SH/ PUT/  INVSTMT   OTHER
NAME OF ISSUER                TITLE OF CLASS    CUSIP         ($1000)   PRN AMT    PRN CALL  DISCRETN  MGRS  SOLE      SHARED NONE
--------------                --------------    -----------   --------  ---------  --- ----  --------  ----- --------- ------ ------
3SBIO INC                     ADR               88575Y105        111       10,900  SH        Defined   2, 3     10,900     0       0
3SBIO INC                     ADR               88575Y105        182       17,800  SH        Defined   1             0     0  17,800
ABERDEEN INDONESIA FUND INC   COM               00305P106      1,556      132,071  SH        Defined   2, 3    132,071     0       0
ABERDEEN LATIN AMERICAN EQTY  COM               00306K106      3,075      102,173  SH        Defined   2, 3    102,173     0       0
AMERICA MOVIL SAB DE CV       SPON ADR LSHS     02364W105      1,040        4,600  SH        Defined   1             0     0   4,600
BAIDU INC                     SPON ADR REP A    056752108        151        1,300  SH        Defined   1             0     0   1,300
BAIDU INC                     SPON ADR REP A    056752108         58          500  SH        Defined   1             0     0     500
BANCO BRADESCO                SP ADR PFD NEW    059460303        127        7,617  SH        Defined   1             0     0   7,617
BANCO BRADESCO                SP ADR PFD NEW    059460303        115        6,900  SH        Defined   1             0     0   6,900
BRASKEM S A                   SP ADR PFD A      105532105        168       11,900  SH        Defined   1             0     0  11,900
BRASKEM S A                   SP ADR PFD A      105532105         66        4,700  SH        Defined   1             0     0   4,700
CEMEX SAB DE CV               SPON ADR NEW      151290889        136       25,300  SH        Defined   1             0     0  25,300
CEMEX SAB DE CV               SPON ADR NEW      151290889         47        8,700  SH        Defined   1             0     0   8,700
CHINA FUND INC                COM               169373107      1,720       83,844  SH        Defined   2, 3     83,844     0       0
CHUNGHWA TELECOM LTD          SPON ADR NEW11    17133Q502         33        1,000  SH        Defined   1                   0   1,000
CIA CERVECERIAS UNIDAS        SPONSORED ADR     204429104         38          600  SH        Defined   1                   0     600
DESARROLLADORA HOMEX          SPONSORED ADR     25030W100        341       20,210  SH        Defined   2, 3     20,210     0       0
DESARROLLADORA HOMEX          SPONSORED ADR     25030W100      2,630      155,872  SH        Defined   2, 3    155,872     0       0
DESARROLLADORA HOMEX          SPONSORED ADR     25030W100        399       23,628  SH        Defined   2, 3     23,628     0       0
EMBRAER SA                    SPON ADR B        29082A107         93        3,700  SH        Defined   1                   0   3,700
EMBRAER SA                    SPON ADR B        29082A107         38        1,512  SH        Defined   1                   0   1,512
ENERSIS S.A.                  SPONSORED ADR     29274F104         65        3,700  SH        Defined   1                   0   3,700
GAFISA SA                     SPONS ADR         362607301      1,198      260,400  SH        Defined   2, 3    260,400     0       0
GREATER CHINA FUND            COM               39167B102        251       24,901  SH        Defined   2, 3     24,901     0       0
GRUPO AEROPORTUARIO DEL SURE  SPON ADR SER B    40051E202        134        2,400  SH        Defined   2, 3      2,400     0       0
ICICI BANK LTD                ADR               45104G104        148        5,600  SH        Defined   1             0     0   5,600
ICICI BANK LTD                ADR               45104G104         53        2,000  SH        Defined   1             0     0   2,000
INFOSYS LTD                   SPONSORED ADR     456788108         67        1,300  SH        Defined   1             0     0   1,300
INFOSYS LTD                   SPONSORED ADR     456788108         36          700  SH        Defined   1             0     0     700
ISHARES TR                    INDO INVS MRKT    46429B309        385       13,125  SH        Defined   2, 3     13,125     0       0
ISHARES TR                    PHILL INVSTMRK    46429B408        707       30,000  SH        Defined   2, 3     30,000     0       0
ITAU UNIBANCO HLDNG SA        SPON ADR REP PFD  465562106      2,170      116,916  SH        Defined   2, 3    116,916     0       0
ITAU UNIBANCO HLDNG SA        SPON ADR REP PFD  465562106     12,833      691,420  SH        Defined   2, 3    691,420     0       0
ITAU UNIBANCO HLDNG SA        SPON ADR REP PFD  465562106        770       41,500  SH        Defined   2, 3     41,500     0       0
ITAU UNIBANCO HLDNG SA        SPON ADR REP PFD  465562106        716       38,600  SH        Defined   1             0     0  38,600
ITAU UNIBANCO HLDNG SA        SPON ADR REP PFD  465562106        286       15,400  SH        Defined   1             0     0  15,400
ITAU UNIBANCO HLDNG SA        SPON ADR REP PFD  465562106        243       13,100  SH        Defined   1             0     0  13,100
JF CHINA REGION FUND INC      COM               46614T107        468       42,485  SH        Defined   2, 3     42,485     0       0
KOREA EQUITY FUND             COM               50063B104      2,130      234,542  SH        Defined   2, 3    234,542     0       0
KOREA FUND INC                COM NEW           500634209      2,223       62,192  SH        Defined   2, 3     62,192     0       0
LATIN AMERICAN DISCOVERY FD   COM               51828C106        740       52,450  SH        Defined   2, 3     52,450     0       0
MALAYSIA FUND INC             COM               560905101        681       75,463  SH        Defined   2, 3     75,463     0       0
MARKET VECTORS ETF TR         BRAZL SMCP ETF    57060U613        949       26,050  SH        Defined   2, 3     26,050     0       0
MARKET VECTORS ETF TR         INDONESIA ETF     57060U753        440       15,439  SH        Defined   2, 3     15,439     0       0
MARKET VECTORS ETF TR         RUSSIA ETF        57060U506        312       11,706  SH        Defined   2, 3     11,706     0       0
MECHEL OAO                    SPON ADR PRF      583840509        327       93,400  SH        Defined   2, 3     93,400     0       0
MECHEL OAO                    SPONSORED ADR     583840103        184       21,600  SH        Defined   2, 3     21,600     0       0
MECHEL OAO                    SPONSORED ADR     583840103      4,529      532,800  SH        Defined   2, 3    532,800     0       0
MECHEL OAO                    SPONSORED ADR     583840103        218       25,600  SH        Defined   2, 3     25,600     0       0
MEXICO EQUITY AND INCOME FD   COM               592834105         51       51,587  SH        Defined   2, 3     51,587     0       0
MEXICO FUND INC               COM               592835102        657       30,076  SH        Defined   2, 3     30,076     0       0
MINDRAY MEDICAL INTL LTD      SPON ADR          602675100        197        7,700  SH        Defined   1             0     0   7,700
MINDRAY MEDICAL INTL LTD      SPON ADR          602675100        105        4,100  SH        Defined   1             0     0   4,100
MOBILE TELESYSTEMS            SPONSORED ADR     607409109        769       52,400  SH        Defined   2, 3     52,400     0       0
MOBILE TELESYSTEMS            SPONSORED ADR     607409109     10,244      697,816  SH        Defined   2, 3    697,816     0       0
MOBILE TELESYSTEMS            SPONSORED ADR     607409109        646       44,000  SH        Defined   2, 3     44,000     0       0
MORGAN STANLEY CHINA A SHARE  COM               617468103      1,387       71,667  SH        Defined   2, 3     71,667     0       0
MORGAN STANLEY FRONTIER EMER  COM               61757P101        306       29,353  SH        Defined   2, 3     29,353     0       0
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107        118        4,900  SH        Defined   1             0     0   4,900
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107         53        2,200  SH        Defined   1             0     0   2,200
PETROLEO BRASILEIRO S.A.      SPONSORED ADR     71654V408      2,137       85,987  SH        Defined   2, 3     85,987     0       0
PETROLEO BRASILEIRO S.A.      SPONSORED ADR     71654V408     25,631    1,031,409  SH        Defined   2, 3  1,031,409     0       0
PETROLEO BRASILEIRO S.A.      SPONSORED ADR     71654V408      1,323       53,246  SH        Defined   2, 3     53,246     0       0
PETROLEO BRASILEIRO           SP ADR NON VTG    71654V101        799       34,025  SH        Defined   1             0     0  34,025
PETROLEO BRASILEIRO           SP ADR NON VTG    71654V101        305       13,004  SH        Defined   1             0     0  13,004
POSCO                         SPONSORED ADR     693483109        272        3,311  SH        Defined   1             0     0   3,311
SHELTON GREATER CHINA FUND    SH BEN INT        823014105        237       39,066  SH        Defined   2, 3     39,066     0       0
SOUFUN HOLDINGS LTD           ADR               836034108        191       13,100  SH        Defined   2, 3     13,100     0       0
SOUFUN HOLDINGS LTD           ADR               836034108        131        9,000  SH        Defined   1             0     0   9,000
TAIWAN FUND INC               COM               874036106      1,425       98,321  SH        Defined   2, 3     98,321     0       0
TAIWAN SEMICONDUCTOR          SPONSORED ADR     874039100      4,336      335,880  SH        Defined   2, 3    335,880     0       0
TAIWAN SEMICONDUCTOR          SPONSORED ADR     874039100     70,467    5,458,357  SH        Defined   2, 3  5,458,357     0       0
TAIWAN SEMICONDUCTOR          SPONSORED ADR     874039100      3,410      264,133  SH        Defined   2, 3    264,133     0       0
TAIWAN SEMICONDUCTOR          SPONSORED ADR     874039100        399       30,900  SH        Defined   1             0     0  30,900
TEMPLETON DRAGON FUND INC     COM               88018T101      4,070      159,934  SH        Defined   2, 3    159,934     0       0
TEMPLETON EMERGING MKTS FND   COM               880191101        223       12,467  SH        Defined   2, 3     12,467     0       0
TEMPLETON RUSSIA & EAST EURO  COM               88022F105        210       15,464  SH        Defined   2, 3     15,464     0       0
THAI FUND INC                 COM               882904105        352       28,671  SH        Defined   2, 3     28,671     0       0
TURKISH INVESTMENT FUND       COM               900145103        276       24,950  SH        Defined   2, 3     24,950     0       0
VALE SA                       ADR               91912E105      1,493       69,600  SH        Defined   2, 3     69,600     0       0
VALE SA                       ADR               91912E105        560       26,100  SH        Defined   1             0     0  26,100
VALE SA                       ADR               91912E105        234       10,900  SH        Defined   1             0     0  10,900
VANGUARD MSCI EMERGING MARKE  MSCI EMR MKT ETF  922042858          8          200  SH        Defined   2, 3        200     0       0
VIMPELCOM LTD                 SPONSORED ADR     92719A106        474       50,000  SH        Defined   2, 3     50,000     0       0
VIMPELCOM LTD                 SPONSORED ADR     92719A106         41        4,328  SH        Defined   1             0     0   4,328
VIMPELCOM LTD                 SPONSORED ADR     92719A106         18        1,857  SH        Defined   1             0     0   1,857